Schedule II - Valuation and Qualifying Accounts (Detail) (Valuation Allowance of Deferred Tax Assets [Member], AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	23,413,313	22,038,010	18,356,448
Additions Charged to Costs and Expenses	477,361	(306,984)	3,719,704
Additions Charged to Other Accounts	(6,854,223)	1,682,287	(38,142)
Deductions	0	0	0
Balance at End of Period	17,036,451	23,413,313	22,038,010